Benefit Plans and Stock-Based Compensation - Summary of Birks' Restricted Stock Units And Deferred Share Units (Detail) - shares	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Cash Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	96,688	35,584	0
Grants of new units	143,829	70,000	35,584
Exercised	(8,896)	(8,896)
Ending balance	231,621	96,688	35,584
Cash Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	0	50,000	50,000
Exercised		(50,000)	0
Ending balance	0	0	50,000
Equity Settled Deferred Share Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	740,482	750,482
Exercised	(408,718)	(10,000)
Ending balance	331,764	740,482	750,482
Equity Settled Restricted Stock Units [Member]
Schedule Restricted Stock Options And Deferred Stock Units [Line Items]
Beginning balance	0	325,000
Exercised		(325,000)
Ending balance	0	0	325,000